Financial Risk Management and Financial Instruments - Summary of Changes in Investment in TME (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	€ 1,646
Equity issued in exchange for long term investment			€ (910)
At December 31	1,497	€ 1,646
TME
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	1,630	910
Equity issued in exchange for long term investment			910
Changes in fair value recorded in other comprehensive loss	(149)	720
At December 31	€ 1,481	€ 1,630	€ 910